UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust

(EFT)

Semiannual Report

November 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2014

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	41

Important Notices	42

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Performance 1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	0.62%	3.01%	9.25%	5.62%
Fund at Market Price	—	–3.33	–1.27	8.50	4.69
S&P/LSTA Leveraged Loan Index	—	0.86%	3.37%	6.45%	5.08%

% Premium/Discount to NAV[3]
					–9.30%

Distributions[4]
Total Distributions per share for the period					$0.441
Distribution Rate at NAV					5.73%
Distribution Rate at Market Price					6.32%

% Total Leverage[5]
Borrowings					29.82%
Variable Rate Term Preferred Shares (VRTP Shares)					7.95

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Fund Profile

Top 10 Issuers (% of total investments)[6]

Asurion, LLC	1.1%
H.J. Heinz Company	1.0
Dell, Inc.	0.9
Laureate Education, Inc.	0.9
SunGard Data Systems, Inc.	0.8
Intelsat Jackson Holdings S.A.	0.8
Valeant Pharmaceuticals International, Inc.	0.8
MEG Energy Corp.	0.8
Biomet, Inc.	0.8
Chrysl er Group, LLC	0.8
Total	8.7%

Top 10 Sectors (% of total investments)[6]

Health Care	10.4%
Business Equipment and Services	7.7
Electronics/Electrical	7.1
Retailers (Except Food and Drug)	5.6
Chemicals and Plastics	5.0
Food Products	4.8
Oil and Gas	4.0
Financial Intermediaries	3.9
Cable and Satellite Television	3.7
Lodging and Casinos	3.6
Total	55.8%

Credit Quality (% of bond and loan holdings)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflect the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 142.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	717	$710,625
BE Aerospace, Inc.
Term Loan, Maturing November 19, 2021(2)	1,150	1,154,432
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	758	765,743
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	759	763,826
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	325	325,245
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	449	359,131
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,098	2,055,173
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	344	347,137
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,313	5,278,031
Term Loan, 3.75%, Maturing June 4, 2021	2,045	2,031,182

		$13,790,525

Automotive — 5.7%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,303	$1,310,051
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,936	2,931,671
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,444	5,426,722
Term Loan, 3.25%, Maturing December 31, 2018	2,313	2,301,230
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	698	694,868
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,092	1,091,750
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	4,339	4,334,478
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,475,144
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	1,125	1,129,500
MPG Holdco I, Inc.
Term Loan, 4.50%, Maturing October 20, 2021	2,950	2,965,673
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	948	945,256

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	887	$884,345
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	2,962	2,964,092
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,172	1,163,272

		$35,618,052

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	875	$848,750
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,813,750

Brokerage / Securities Dealers / Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	477	$477,158

		$477,158

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,386	$1,362,611
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	668	669,503
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,675	1,660,942
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,023	1,017,483
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,802	1,783,089
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	985	982,594
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	538	540,291
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	680	681,841

		$8,698,354

Business Equipment and Services — 12.4%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	3,725	$3,747,700
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	3,050	2,684,154

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		473	$473,659
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,891	1,841,806
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		918	909,863
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,184	1,164,046
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		492	487,465
Ceridian, LLC
Term Loan, 4.50%, Maturing May 9, 2017		680	675,951
ClientLogic Corporation
Term Loan, 7.48%, Maturing January 30, 2017		1,790	1,745,291
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,045	1,045,377
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		519	517,990
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,007,500
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,012	992,303
Education Management, LLC
Term Loan, 9.25%, Maturing March 30, 2018(4)		2,318	1,042,987
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,681	2,684,395
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,614	1,608,611
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		709	708,730
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		810	812,359
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		121	119,588
Term Loan, 4.00%, Maturing November 6, 2020		473	467,482
Term Loan, 5.03%, Maturing November 6, 2020	CAD	693	598,459
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,769	1,772,758
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,175	2,151,300
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,337	1,346,524

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,397	$1,740,027
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	985,000
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,091	3,077,989
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,686	2,694,426
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,265,113
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,603	1,602,310
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,085	979,494
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,321	1,320,511
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		625	624,219
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,983	5,962,784
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,886	1,770,130
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	472,500
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,248	1,226,058
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,675	2,664,300
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		893	891,274
Term Loan, 4.00%, Maturing March 8, 2020		7,758	7,759,662
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,134	1,139,796
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,652	4,618,678
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		1,325	1,331,212
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		131	130,130
Term Loan, 6.25%, Maturing July 28, 2017		670	664,791
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		345	341,087
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,555	3,522,980

			$77,390,769

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		835	$827,219
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,671	2,651,196
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,481	1,463,198
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,099	1,094,368
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		1,126	1,112,880
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,687	1,690,414
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,086	1,069,956
Term Loan, 3.75%, Maturing June 30, 2021		973	965,268
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		886	876,565
Term Loan, 3.75%, Maturing June 30, 2021		550	542,781
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,148	1,151,197
Term Loan, 4.50%, Maturing May 21, 2020		1,327	1,330,654
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		809	781,092
UPC Financing Partnership
Term Loan, 3.76%, Maturing March 31, 2021	EUR	4,346	5,417,651
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		5,525	5,479,535
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,571,972
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022	EUR	659	810,890
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	522,387
Term Loan, 3.75%, Maturing January 15, 2022	EUR	494	607,817
Term Loan, 3.75%, Maturing January 15, 2022	EUR	698	859,908

			$31,826,948

Chemicals and Plastics — 6.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		309	$308,405
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		160	160,016
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		2,543	2,540,808
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,894	3,852,368

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		742	$743,017
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)		167	166,269
Term Loan, Maturing September 7, 2021(2)		1,008	1,005,793
ECO Services Operations, LLC
Term Loan, Maturing October 8, 2021(2)		450	451,125
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		575	572,245
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	617,448
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		1,995	2,001,239
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		2,200	2,193,813
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,646	4,607,281
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		323	324,507
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		1,464	1,449,365
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,110	2,109,226
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		102	102,399
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		960	952,800
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		625	627,344
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,075	1,345,690
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		767	754,782
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	976,250
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020		1,376	1,373,912
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,302	1,294,839
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		325	320,802
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,075	1,343,811
Sonneborn, LLC
Term Loan, 6.50%, Maturing March 30, 2018		578	580,262
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		3,204	3,187,968

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,217	$4,202,694
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,027	1,025,839

			$41,192,317

Conglomerates — 1.4%
Bestway UK Holdco Limited
Term Loan, 5.31%, Maturing September 30, 2021	GBP	2,000	$3,144,174
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,128	2,987,473
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,092	1,361,497
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,139	1,133,804

			$8,626,948

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,364	$2,325,375
Term Loan, 3.75%, Maturing January 6, 2021		680	671,816
Crown Americas, LLC
Term Loan, 0.00%, Maturing October 22, 2021(5)		1,675	1,684,715
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		449	447,192
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,408	1,402,017
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		3,660	3,654,832
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		666	661,568

			$10,847,515

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		215	$214,941
Term Loan, 4.50%, Maturing September 3, 2021		715	718,654
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,340	1,333,455
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,371	2,293,815

			$4,560,865

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs — 2.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	418	$414,673
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	675	675,844
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	774	782,086
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	448	443,693
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	871	875,401
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022	500	506,250
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	3,598	3,547,446
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	1,784	1,775,124
Term Loan, 3.50%, Maturing December 11, 2019	2,774	2,759,104
Term Loan, 3.50%, Maturing August 5, 2020	3,543	3,527,298
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017	1,775	1,766,781

		$17,073,700

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	2,162	$2,125,701
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	948	954,337

		$3,080,038

Electronics / Electrical — 11.5%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	718	$715,058
Answers Corporation
Term Loan, 6.25%, Maturing September 23, 2021	1,225	1,188,250
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	6,858	6,865,774
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	925	928,469
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	796	788,040
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	375	375,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	375	375,305

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,288	$1,232,402
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	525	520,012
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	9,381	9,407,609
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,721	3,714,283
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	519	514,843
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	931	933,143
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	878	882,436
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,184	2,169,095
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	4,852	4,843,986
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	519	520,021
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,828	6,751,092
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	574	573,562
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing October 7, 2019	1,225	1,189,781
Term Loan, 5.25%, Maturing October 7, 2021	1,225	1,200,118
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,540	1,545,744
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(5)	62	61,708
Term Loan, 5.00%, Maturing July 8, 2021	886	884,077
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,413	1,402,301
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	500	500,000
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	771	761,486
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	244,062
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,438	1,441,099
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	751,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,048	$4,750,031
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	950	937,086
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	222	222,977
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	771	773,695
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	526	531,610
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,419	2,399,499
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	648	641,025
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,399	1,393,800
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	948	935,780
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	604	605,908
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	953	957,898
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	1,024	1,026,736
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	998	994,221
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,064	1,063,359
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,670	1,657,205

		$72,171,461

Equipment Leasing — 0.9%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	2,725	$2,726,703
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	3,164,688

		$5,891,391

Financial Intermediaries — 5.3%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	997	$999,928
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,000	1,000,000

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,281	$2,280,711
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	590	579,582
First Data Corporation
Term Loan, 3.66%, Maturing March 23, 2018	5,061	5,001,527
Term Loan, 3.66%, Maturing September 24, 2018	2,100	2,075,325
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,365	1,344,217
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,489	1,488,742
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	586	578,564
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	922	903,514
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	1,185	1,128,712
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,202	4,170,006
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	540	537,074
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	636	639,127
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	468	430,445
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	149	148,127
Term Loan, 6.25%, Maturing September 4, 2018	817	810,624
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	4,847	4,665,026
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	989	989,276
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	296	291,068
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	720	719,562
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,559	2,372,473

		$33,153,630

Food Products — 6.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	4,016	$4,022,026
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018	660	629,210

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,725	$3,604,463
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,446	1,438,447
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	800	991,652
Term Loan, 3.50%, Maturing July 23, 2021		2,400	2,395,999
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,086	1,087,155
CSM Bakery Solutions, LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,136	1,120,015
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,542	1,435,452
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		223	222,196
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,420	1,417,722
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		10,490	10,499,552
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		945	936,979
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		969	966,166
Term Loan, 3.75%, Maturing September 18, 2020		1,733	1,718,943
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,809	6,709,769
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		767	757,739
Term Loan, 3.00%, Maturing April 29, 2020		2,211	2,184,292
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		623	623,438

			$42,761,215

Food Service — 4.3%
Aramark Services, Inc.
Term Loan, 3.66%, Maturing July 26, 2016		194	$192,572
Term Loan, 3.66%, Maturing July 26, 2016		348	346,904
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		298	298,494
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		102	81,500
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,842	2,841,557
Term Loan - Second Lien, Maturing September 4, 2015(2)		1,200	1,200,600

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
CEC Entertainment Concepts, L.P.
Term Loan, 4.00%, Maturing February 14, 2021		821	$809,203
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,117	1,110,809
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,095	1,359,935
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,346	3,298,240
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,590	2,590,253
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,731	1,670,656
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		455	444,011
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		296	293,905
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,493	4,494,248
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,511	5,833,255

			$26,866,142

Food / Drug Retailers — 3.4%
Albertson’s Holdings, LLC
Term Loan, 4.00%, Maturing August 25, 2019		2,500	$2,501,042
Term Loan, 4.50%, Maturing August 25, 2021		1,000	1,004,453
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		2,452	2,453,039
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		4,761	4,672,823
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		2,175	2,170,922
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		490	492,138
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		2,543	2,529,930
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	504,167
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		5,166	5,151,048

			$21,479,562

Health Care — 15.9%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		1,175	$1,180,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	3,715	$3,712,952
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,350	2,331,675
Amneal Pharmaceuticals, LLC
Term Loan, 4.75%, Maturing November 1, 2019	1,093	1,092,784
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	673	672,541
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	2,823	2,833,923
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	491	492,171
Biomet, Inc.
Term Loan, 3.66%, Maturing July 25, 2017	7,807	7,808,000
BioScrip, Inc.
Term Loan, Maturing July 31, 2020(2)	1,013	1,017,563
Term Loan, Maturing July 31, 2020(2)	1,688	1,695,937
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	643,079
CareCore National, LLC
Term Loan, Maturing March 5, 2021(2)	500	501,875
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	36,464
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	933	931,762
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	7,631	7,658,227
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,125	1,113,750
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,566	3,552,372
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,555	1,554,738
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,998	1,991,865
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	110	109,877
Term Loan, 4.25%, Maturing August 30, 2020	368	367,575
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	3,533	3,546,049
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021	5,274	5,230,379
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,834	1,839,813

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,139	$1,137,449
Term Loan, 7.75%, Maturing May 15, 2018		2,463	2,446,182
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		973	952,868
Term Loan, 4.50%, Maturing March 11, 2021	EUR	324	402,607
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,646	1,636,959
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		5,094	5,078,378
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		2,158	2,076,893
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,250	1,243,555
Term Loan, 3.50%, Maturing March 19, 2021		1,692	1,679,519
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		419	417,320
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		4,314	4,330,314
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		648	628,347
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		471	466,239
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		597	596,067
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		2,978	2,986,278
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,811	1,811,595
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,491	3,464,339
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		2,137	2,134,711
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,167	1,165,031
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		1,977	1,979,160
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		1,471	1,469,473
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		469	468,611
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		2,746	2,717,144
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		250	249,375
Term Loan, 3.75%, Maturing June 1, 2018		1,275	1,270,219

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		969	$963,348
Tecomet, Inc.
Term Loan, Maturing August 4, 2021(2)		1,275	1,243,125
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,813	1,783,653
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		821	820,164

			$99,535,169

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		274	$269,065
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,723	1,722,839
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,382	1,369,539

			$3,361,443

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,780	$1,746,318
Delachaux S.A.
Term Loan, 5.25%, Maturing September 25, 2021		625	627,344
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,128	1,130,526
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,002,813
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,430	3,350,906
Term Loan, 4.75%, Maturing July 30, 2020	EUR	446	556,317
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,088	3,065,051
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		750	745,312
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		568	561,971
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		750	749,531
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		785	786,515
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,074	5,048,381

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,351	$1,336,334
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,155	1,145,478
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		323	322,836
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		886	877,196
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	1,750	2,183,519
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		374	371,698
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		473	472,330

			$26,080,376

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		2,162	$2,137,887
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,362	5,380,007
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		943	939,221
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		9,371	9,346,527
Term Loan, 4.25%, Maturing July 8, 2020		1,062	1,052,274
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,150	1,161,141
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		543	506,464
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,008	986,685
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	979,375
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		3,094	3,066,757
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,632	2,605,787

			$28,162,125

Leisure Goods / Activities / Movies — 5.0%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		518	$513,253
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	995,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,583	$3,562,704
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	1,007	1,000,517
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	3,048	3,046,837
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	162	162,568
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,115	1,120,898
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	2,749	2,744,101
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	465	464,044
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,043	1,034,905
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,906	2,894,787
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,567	1,571,043
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,302	1,294,815
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	3,044	2,920,273
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,310	91,692
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,942	1,913,060
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,308	992,120
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,979	1,939,546
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,169	3,094,645

		$31,356,808

Lodging and Casinos — 5.1%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$457,243
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,050	3,052,223
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	825	840,211
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	514	509,938

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Term Loan, 6.99%, Maturing March 1, 2017		1,370	$1,252,029
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		887	886,866
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,950	3,989,500
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	2,850	4,459,748
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		156	157,980
Term Loan, 5.50%, Maturing November 21, 2019		365	368,619
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		5,855	5,807,363
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,201	1,197,885
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,702	2,670,071
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		825	818,555
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		545	539,736
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021		748	749,060
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		4,020	3,965,432
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		396	391,545

			$32,114,004

Nonferrous Metals / Minerals — 2.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		887	$757,219
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,942	3,495,664
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,252	2,250,608
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,517	1,517,375
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,121	1,094,620
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,965	2,963,458

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	492	$484,190
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	875	848,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	490,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,834	1,577,313

		$15,479,197

Oil and Gas — 5.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,284	$1,270,427
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	2,784,250
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,836	1,840,903
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,100	1,102,063
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,075	1,075,611
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,197	1,119,195
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,139	1,093,620
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,111	2,015,867
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,186	7,997,984
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	938	934,165
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	950	850,535
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,950	1,782,218
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,096	3,722,683
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	574	552,412
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	40	37,191
Term Loan, 4.25%, Maturing December 16, 2020	107	99,724
Term Loan, 4.25%, Maturing December 16, 2020	771	716,883

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	179	$169,885
Term Loan, 4.25%, Maturing October 1, 2019	294	278,132
Term Loan, 4.25%, Maturing October 1, 2019	2,215	2,098,981
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,407	1,411,623
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	4,021	3,708,917

		$36,663,269

Publishing — 4.3%
Advanstar Communications, Inc.
Term Loan, 5.50%, Maturing April 29, 2019	837	$837,512
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,414	1,420,794
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	6,054	5,740,825
Interactive Data Corporation
Term Loan, 4.50%, Maturing May 2, 2021	1,771	1,781,076
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,973	8,715,488
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	780	782,950
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	696	699,141
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	398	393,523
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(6)	431	357,043
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	644	641,087
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	750	753,750
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,136	1,135,271
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,238	1,236,364
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,350	2,372,913

		$26,867,737

Radio and Television — 3.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	475	$473,813

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Block Communications, Inc.
Term Loan, 5.75%, Maturing October 21, 2021		250	$251,094
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		10	9,470
Term Loan, 6.91%, Maturing January 30, 2019		1,132	1,066,126
Term Loan, 7.66%, Maturing July 30, 2019		364	350,086
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,728	4,671,751
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		437	436,940
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		324	322,026
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		707	702,561
LIN Television Corporation
Term Loan, 4.00%, Maturing December 21, 2018		571	569,896
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,134	1,136,201
Term Loan, Maturing July 31, 2020(2)		525	524,672
MediArena Acquisition B.V.
Term Loan, Maturing August 13, 2021(2)		525	515,813
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		717	713,922
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		813	809,599
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		970	962,725
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		566	556,120
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		2,153	2,128,000
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,441	5,395,845

			$21,596,660

Retailers (Except Food and Drug) — 8.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,048	$2,049,478
B&M Retail Limited
Term Loan, 4.32%, Maturing May 21, 2019	GBP	400	617,966
Term Loan, 4.32%, Maturing April 28, 2020	GBP	325	507,412
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing October 27, 2021		7,200	7,227,619
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,648	2,636,674

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021		549	$546,633
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,148	5,087,609
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		717	698,670
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		733	732,552
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,234	1,238,843
Hudson’s Bay Company
Term Loan, 5.56%, Maturing November 4, 2020		4,024	4,041,354
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,184	3,034,750
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,895	1,838,028
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,596	1,599,492
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,807	2,789,997
Term Loan, 4.00%, Maturing January 28, 2020		1,097	1,095,193
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,727	4,705,017
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,483	2,463,674
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		516	514,845
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,320	2,312,473
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		995	845,750
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		574	572,129
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,250	2,261,250
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		572	560,683
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,774	2,759,042
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		891	847,007
Vivarte SA
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing July 24, 2019(7)	EUR	589	733,652
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	910	580,827

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018	643	$608,079

		$55,506,698

Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	7,840	$7,369,748
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	748	746,486
Neenah Foundry Company
Term Loan, 6.77%, Maturing April 26, 2017	460	457,499
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	1,538	1,487,097

		$10,060,830

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	2,014	$1,995,452
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,741	1,636,775
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	1,318	1,315,079

		$4,947,306

Telecommunications — 4.0%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	419	$415,747
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	8,315,206
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	1,172	1,174,627
Sable International Finance Limited
Term Loan, Maturing November 6, 2016(2)	500	500,625
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,995	1,969,440
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,333	1,312,540
Term Loan, 4.00%, Maturing April 23, 2019	2,016	1,984,560
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	7,625	7,566,601
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	2,017	2,008,179

		$25,247,525

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 3.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,136	$1,113,859
Term Loan, 3.25%, Maturing January 31, 2022	420	412,155
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	1,040	1,040,550
Term Loan, 4.00%, Maturing April 1, 2018	3,064	3,066,366
Term Loan, 4.00%, Maturing October 9, 2019	931	928,236
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,063	1,062,465
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	593	594,345
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	399	400,829
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,925	1,927,647
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	642	642,146
Granite Acquisition, Inc.
Term Loan, Maturing October 15, 2021(2)	121	122,342
Term Loan, Maturing October 15, 2021(2)	2,754	2,780,511
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	621	623,120
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	648	641,884
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	16	16,036
Term Loan, 4.25%, Maturing May 6, 2020	307	300,310
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	449	440,459
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	249	249,998
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,500	1,513,125
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	447	444,950
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	791,000

		$19,112,333

Total Senior Floating-Rate Interests (identified cost $907,109,639)		$893,411,820

Corporate Bonds & Notes — 11.7%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(9)	45	$45,788
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	75	74,625
GenCorp, Inc.
7.125%, 3/15/21	70	74,112
KLX, Inc.
5.875%, 12/1/22(9)(10)	50	51,000
TransDigm, Inc.
7.50%, 7/15/21	10	10,775
6.00%, 7/15/22	85	86,275
6.50%, 7/15/24	65	66,625

		$409,200

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,400
Chrysler Group, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	224,000
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	79,575
3.25%, 5/15/18	10	10,187
Navistar International Corp.
8.25%, 11/1/21	105	108,544

		$442,706

Beverage and Tobacco — 0.0%(11)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$77,791
4.25%, 5/1/23	105	104,874
Cott Beverages, Inc.
5.375%, 7/1/22(9)	65	61,913

		$244,578

Brokerage / Securities Dealers / Investment Houses — 0.0%(11)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	55	$57,475

		$57,475

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development — 0.2%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(9)	55	$58,575
Building Materials Corp. of America
5.375%, 11/15/24(9)	130	130,650
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	50	51,375
HD Supply, Inc.
8.125%, 4/15/19	40	43,560
7.50%, 7/15/20	110	116,600
5.25%, 12/15/21(9)(10)	40	40,950
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	75	73,312
Interline Brands, Inc.
10.00%, 11/15/18(4)	140	147,000
Nortek, Inc.
10.00%, 12/1/18	90	95,175
8.50%, 4/15/21	40	43,200
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(9)	45	44,719
5.875%, 6/15/24(9)	50	51,188
USG Corp.
5.875%, 11/1/21(9)	40	41,401

		$937,705

Business Equipment and Services — 0.1%
Anna Merger Sub, Inc.
7.75%, 10/1/22(9)	145	$148,987
Audatex North America, Inc.
6.00%, 6/15/21(9)	70	72,975
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,600
IMS Health, Inc.
6.00%, 11/1/20(9)	80	82,400
ServiceMaster Co. (The)
8.00%, 2/15/20	72	76,680
7.00%, 8/15/20	26	27,495
TransUnion Holding Co., Inc.
8.125%, 6/15/18(4)	115	119,600
United Rentals North America, Inc.
8.375%, 9/15/20	20	21,600
7.625%, 4/15/22	40	44,400
6.125%, 6/15/23	35	37,188
Zebra Technologies Corp.
7.25%, 10/15/22(9)	105	112,481

		$785,406

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21		45	$49,163
4.75%, 12/15/22		35	34,738
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	159,800
5.75%, 1/15/24		70	70,613
CCOH Safari, LLC
5.50%, 12/1/22		80	81,100
5.75%, 12/1/24		100	100,875
CSC Holdings, LLC
5.25%, 6/1/24(9)		35	34,781
DISH DBS Corp.
6.75%, 6/1/21		210	228,637
5.875%, 7/15/22		70	72,546
5.875%, 11/15/24(9)		65	65,650
IAC/InterActiveCorp
4.875%, 11/30/18		60	61,950
Numericable Group SA
4.875%, 5/15/19(9)		400	397,000
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH
5.50%, 1/15/23(9)		1,000	1,045,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		1,025	1,062,156
6.00%, 4/15/21(9)	GBP	1,050	1,739,260
5.50%, 1/15/25(9)		625	646,875

			$5,850,144

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		5	$4,975
Hexion US Finance Corp.
6.625%, 4/15/20		3,075	2,990,437
Ineos Finance PLC
7.25%, 2/15/19(9)(12)	EUR	1,000	1,283,477
8.375%, 2/15/19(9)		1,950	2,088,937
7.50%, 5/1/20(9)		900	948,375
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	136,338
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,935	1,997,888
Tronox Finance, LLC
6.375%, 8/15/20		160	164,800

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	$31,200
5.625%, 10/1/24(9)	15	15,900

		$9,662,327

Conglomerates — 0.0%(11)
Belden, Inc.
5.50%, 9/1/22(9)	20	$20,275
Harbinger Group, Inc.
7.875%, 7/15/19	65	70,363
Spectrum Brands, Inc.
6.375%, 11/15/20	50	53,125
6.625%, 11/15/22	35	37,450
TMS International Corp.
7.625%, 10/15/21(9)	60	63,150

		$244,363

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(9)	25	$25,125
6.00%, 6/15/17(9)	35	35,000
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,496,812
Sealed Air Corp.
8.375%, 9/15/21(9)	10	11,300
4.875%, 12/1/22(9)	25	24,969
5.125%, 12/1/24(9)	20	20,100
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(9)	40	39,300

		$4,652,606

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(4)	245	$222,950
Party City Holdings, Inc.
8.875%, 8/1/20	130	140,725

		$363,675

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(4)(9)	200	$203,125

Security	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	205	$213,458
7.50%, 7/15/21(9)	50	54,188

		$470,771

Ecological Services and Equipment — 0.0%(11)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	55	$58,025
Clean Harbors, Inc.
5.25%, 8/1/20	50	50,750
5.125%, 6/1/21	25	25,125
Covanta Holding Corp.
5.875%, 3/1/24	45	46,350
Darling Ingredients, Inc.
5.375%, 1/15/22	40	40,550

		$220,800

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	35	$35,438
8.875%, 1/1/20(9)	260	284,050
CommScope Holding Co., Inc.
6.625%, 6/1/20(4)(9)	55	57,612
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	55	56,925
Infor US, Inc.
9.375%, 4/1/19	65	70,544
Nuance Communications, Inc.
5.375%, 8/15/20(9)	120	121,500
Sensata Technologies B.V.
5.625%, 11/1/24(9)	15	15,947

		$642,016

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15	1,000	$1,051,250
6.75%, 9/1/16(9)	400	430,000
7.125%, 9/1/18(9)	400	455,000

		$1,936,250

Financial Intermediaries — 1.1%
CIT Group, Inc.
5.50%, 2/15/19(9)	45	$47,841
5.375%, 5/15/20	10	10,663

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corp.
7.375%, 6/15/19(9)		1,000	$1,055,000
6.75%, 11/1/20(9)		1,066	1,137,955
11.25%, 1/15/21		42	47,985
10.625%, 6/15/21		42	48,090
11.75%, 8/15/21		56	64,519
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,363,980
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	44,606
6.00%, 8/1/20		40	41,848
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(13)		80	85,600
MSCI, Inc.
5.25%, 11/15/24(9)		20	20,800
Navient Corp.
5.50%, 1/15/19		160	165,400
5.00%, 10/26/20		35	34,912
5.875%, 10/25/24		35	34,125
UPCB Finance II, Ltd.
6.375%, 7/1/20(9)	EUR	1,000	1,311,852

			$6,515,176

Food Products — 0.9%
Post Holdings, Inc.
6.75%, 12/1/21(9)		30	$29,550
6.00%, 12/15/22(9)		35	33,075
Stretford 79 PLC
4.81%, 7/15/20(9)(12)	GBP	4,000	5,111,363
6.25%, 7/15/21(9)	GBP	450	574,621
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,312

			$5,774,921

Food Service — 0.0%(11)
Pinnacle Operating Corp.
9.00%, 11/15/20(9)		30	$32,175

			$32,175

Food / Drug Retailers — 0.0%(11)
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc.
7.75%, 10/15/22(9)		50	$50,500

Security	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Pantry, Inc. (The)
8.375%, 8/1/20	75	$79,500

		$130,000

Health Care — 1.0%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	$4,205
Alere, Inc.
8.625%, 10/1/18	45	46,800
6.50%, 6/15/20	35	36,138
Amsurg Corp.
5.625%, 11/30/20	50	51,625
5.625%, 7/15/22(9)	45	46,350
Biomet, Inc.
6.50%, 8/1/20	175	187,796
Capsugel SA
7.00%, 5/15/19(4)(9)	25	25,359
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,521,406
7.125%, 7/15/20	130	137,637
6.875%, 2/1/22	110	117,012
HCA Holdings, Inc.
6.25%, 2/15/21	90	95,625
HCA, Inc.
6.50%, 2/15/20	20	22,175
4.75%, 5/1/23	1,200	1,210,500
Hologic, Inc.
6.25%, 8/1/20	265	275,766
INC Research, LLC
11.50%, 7/15/19(9)	95	106,875
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	55,500
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	175	182,875
Omnicare, Inc.
4.75%, 12/1/22	15	15,300
5.00%, 12/1/24	5	5,125
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	70	73,588
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(9)	90	92,025
Teleflex, Inc.
5.25%, 6/15/24(9)	20	20,150

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tenet Healthcare Corp.
5.00%, 3/1/19(9)		25	$24,688
6.00%, 10/1/20		55	58,644
4.375%, 10/1/21		675	663,187
8.125%, 4/1/22		105	117,600
United Surgical Partners International, Inc.
9.00%, 4/1/20		65	70,200
VWR Funding, Inc.
7.25%, 9/15/17		95	99,880
WellCare Health Plans, Inc.
5.75%, 11/15/20		95	98,325

			$6,462,356

Home Furnishings — 0.0%(11)
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	$43,100

			$43,100

Industrial Equipment — 0.0%(11)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)		25	$26,000
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		87	61,751
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	41,300
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(4)(9)		45	47,138

			$176,189

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(9)		60	$62,250
CNO Financial Group, Inc.
6.375%, 10/1/20(9)		1,175	1,257,250
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(4)(9)		45	45,112
Towergate Finance PLC
6.053%, 2/15/18(9)(12)	GBP	700	940,324
USI, Inc.
7.75%, 1/15/21(9)		100	101,750

			$2,406,686

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	35	$38,150
National CineMedia, LLC
6.00%, 4/15/22	835	841,262
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,225
5.25%, 11/15/19(9)	25	25,313
Regal Entertainment Group
5.75%, 3/15/22	35	33,512
Royal Caribbean Cruises
7.25%, 6/15/16	25	27,063
7.25%, 3/15/18	50	56,375
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	75	81,652
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	100	110,250

		$1,243,802

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(9)(15)	535	$212,662
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,375	1,870,312
9.00%, 2/15/20	1,875	1,495,125
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	95	97,138
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(9)	110	115,706
MGM Resorts International
6.625%, 12/15/21	90	96,525
7.75%, 3/15/22	30	33,825
6.00%, 3/15/23	65	66,300
Penn National Gaming, Inc.
5.875%, 11/1/21	45	42,638
Station Casinos, LLC
7.50%, 3/1/21	85	90,100
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(9)	345	212,175
Waterford Gaming, LLC
8.625%, 9/15/14(3)(9)(16)	128	22,038

		$4,354,544

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(9)	15	$11,887
CONSOL Energy, Inc.
5.875%, 4/15/22(9)	60	60,075
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	119,400
IAMGOLD Corp.
6.75%, 10/1/20(9)	60	48,300
Imperial Metals Corp.
7.00%, 3/15/19(9)	30	28,200
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	90	92,025
New Gold, Inc.
7.00%, 4/15/20(9)	45	45,394
6.25%, 11/15/22(9)	70	68,250
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	45	47,466

		$520,997

Oil and Gas — 0.7%
American Energy-Permian Basin, LLC/ AEPB Finance Corp.
7.125%, 11/1/20(9)	45	$36,675
7.375%, 11/1/21(9)	30	24,375
Antero Resources Finance Corp.
6.00%, 12/1/20	15	15,319
5.375%, 11/1/21	85	84,256
Athlon Holdings, LP/Athlon Finance Corp.
6.00%, 5/1/22(9)	23	24,955
Berry Petroleum Co.
6.375%, 9/15/22	10	8,650
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	40	40,500
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	66,850
Bristow Group, Inc.
6.25%, 10/15/22	85	86,487
California Resources Corp.
5.50%, 9/15/21(9)	50	45,125
6.00%, 11/15/24(9)	50	44,844
Chesapeake Energy Corp.
7.25%, 12/15/18	90	100,800
6.125%, 2/15/21	120	130,500

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	$798,250
Concho Resources, Inc.
5.50%, 4/1/23	245	242,550
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(9)	95	93,100
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	135,337
Denbury Resources, Inc.
5.50%, 5/1/22	20	18,850
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(9)	95	94,050
Energy Transfer Equity, LP
5.875%, 1/15/24	70	74,550
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	45	47,138
9.375%, 5/1/20	145	159,137
7.75%, 9/1/22	40	41,000
Freeport-McMoran Oil & Gas, LLC/ FCX Oil & Gas, Inc.
6.875%, 2/15/23	47	53,148
Gulfport Energy Corp.
7.75%, 11/1/20(9)	65	66,625
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,188
Laredo Petroleum, Inc.
7.375%, 5/1/22	75	76,125
MEG Energy Corp.
6.375%, 1/30/23(9)	85	75,437
Memorial Resource Development Corp.
5.875%, 7/1/22(9)	25	23,813
Newfield Exploration Co.
5.625%, 7/1/24	130	138,125
Oasis Petroleum, Inc.
6.875%, 3/15/22	85	80,325
6.875%, 1/15/23	140	132,300
Precision Drilling Corp.
6.50%, 12/15/21	10	9,600
Rice Energy, Inc.
6.25%, 5/1/22(9)	80	77,200
Rosetta Resources, Inc.
5.625%, 5/1/21	60	57,600
5.875%, 6/1/22	85	82,025
RSP Permian, Inc.
6.625%, 10/1/22(9)	35	34,081

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	$174,675
5.625%, 4/15/23	100	102,500
5.75%, 5/15/24	100	101,625
Sabine Pass LNG, LP
6.50%, 11/1/20	105	109,462
Samson Investment Co.
9.75%, 2/15/20	45	26,213
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	140	145,600
Seventy Seven Energy, Inc.
6.50%, 7/15/22(9)	35	26,950
SM Energy Co.
6.125%, 11/15/22(9)	25	25,188
6.50%, 1/1/23	85	86,487
Tesoro Corp.
5.375%, 10/1/22	90	93,825
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	15	15,300
6.25%, 10/15/22(9)	35	35,875
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	35	28,700
Ultra Petroleum Corp.
5.75%, 12/15/18(9)	15	14,644

		$4,321,934

Publishing — 0.1%
Laureate Education, Inc.
9.75%, 9/1/19(9)	650	$677,625
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	120	135,300
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(4)(9)	30	29,512

		$842,437

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$939,896
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	52,115
Series B, 6.50%, 11/15/22	100	104,750
Crown Media Holdings, Inc.
10.50%, 7/15/19	115	126,644

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
iHeartCommunications, Inc.
11.25%, 3/1/21	60	$62,025
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	36,137
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	25	26,500
6.00%, 7/15/24(9)	95	98,325
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,625
Univision Communications, Inc.
6.75%, 9/15/22(9)	837	924,885

		$2,443,902

Retailers (Except Food and Drug) — 0.2%
Asbury Automotive Group, Inc.
6.00%, 12/15/24(9)(10)	40	$40,700
B.C. Unlimited Liability Company
6.00%, 4/1/22(9)	125	128,750
Claire’s Stores, Inc.
9.00%, 3/15/19(9)	140	142,450
Hot Topic, Inc.
9.25%, 6/15/21(9)	150	161,625
Levi Strauss & Co.
6.875%, 5/1/22	65	71,012
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(9)	65	67,113
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(4)(9)	24	24,600
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	45,563
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	148,750
Neiman Marcus Group, Ltd.
8.75%, 10/15/21(4)(9)	40	43,300
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(4)(9)	115	115,575
Petco Holdings, Inc.
8.50%, 10/15/17(4)(9)	135	136,687
Radio Systems Corp.
8.375%, 11/1/19(9)	65	70,769
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	130	137,800

		$1,334,694

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Road & Rail — 0.0%(11)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	25	$25,625
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	35	35,788

		$61,413

Software and Services — 0.0%(11)
IHS, Inc.
5.00%, 11/1/22(9)	60	$61,200
Infor Software Parent, LLC/ Infor Software Parent, Inc.
7.125%, 5/1/21(4)(9)	75	75,188
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	70	47,950

		$184,338

Steel — 0.0%(11)
AK Steel Corp.
8.75%, 12/1/18	35	$37,406
ArcelorMittal
6.75%, 2/25/22	25	27,297

		$64,703

Surface Transport — 0.0%(11)
Hertz Corp. (The)
6.25%, 10/15/22	70	$71,225
XPO Logistics, Inc.
7.875%, 9/1/19(9)	115	122,763

		$193,988

Telecommunications — 1.0%
Avaya, Inc.
9.00%, 4/1/19(9)	50	$51,438
10.50%, 3/1/21(9)	429	376,343
CenturyLink, Inc.
6.75%, 12/1/23	95	105,806
Equinix, Inc.
5.375%, 1/1/22	50	50,500
Frontier Communications Corp.
6.25%, 9/15/21	50	51,190
7.625%, 4/15/24	30	31,875
6.875%, 1/15/25	50	50,375
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,087,500

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	$117,012
Intelsat Luxembourg SA
7.75%, 6/1/21		160	166,400
8.125%, 6/1/23		120	126,000
NII International Telecom SCA
7.875%, 8/15/19(9)(15)		70	51,450
SBA Communications Corp.
5.625%, 10/1/19		60	62,400
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	98,325
Sprint Communications, Inc.
7.00%, 8/15/20		680	700,400
6.00%, 11/15/22		5	4,831
Sprint Corp.
7.25%, 9/15/21		60	61,500
7.875%, 9/15/23		250	263,125
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,150
6.633%, 4/28/21		50	51,688
6.731%, 4/28/22		20	20,775
6.00%, 3/1/23		50	50,875
6.625%, 4/1/23		50	52,125
6.375%, 3/1/25		55	55,963
Wind Acquisition Finance SA
5.338%, 4/30/19(9)(12)	EUR	550	688,616
6.50%, 4/30/20(9)		525	545,344
4.082%, 7/15/20(9)(12)	EUR	525	645,727
7.375%, 4/23/21(9)		230	221,950
Windstream Corp.
7.75%, 10/1/21		85	89,356
6.375%, 8/1/23		40	38,750

			$5,958,789

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		30	$30,750
Calpine Corp.
5.375%, 1/15/23		55	55,825
7.875%, 1/15/23(9)		2,672	2,972,600
5.75%, 1/15/25		25	25,469
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(9)		65	67,681
7.375%, 11/1/22(9)		65	68,494
7.625%, 11/1/24(9)		50	52,937

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
RJS Power Holdings, LLC
5.125%, 7/15/19(9)	45	$44,888

		$3,318,644

Total Corporate Bonds & Notes (identified cost $74,444,645)		$73,304,810

Asset-Backed Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII, Series 2014-17A, Class B, 3.078%, 4/17/26(9)(12)	$600	$579,830
Apidos CLO XVII, Series 2014-17A, Class C, 3.528%, 4/17/26(9)(12)	1,000	925,548
Apidos CLO XVII, Series 2014-17A, Class D, 4.978%, 4/17/26(9)(12)	1,000	888,373
Apidos CLO XIX, Series 2014-19A, Class E, 5.681%, 10/17/26(9)(12)	2,400	2,210,813
Ares CLO, Ltd., Series 2014-32A, Class D, 5.934%, 11/15/25(9)(10)(12)	4,000	3,768,000
Babson CLO, Ltd., Series 2013-IA, Class C, 2.931%, 4/20/25(9)(12)	500	488,100
Babson CLO, Ltd., Series 2013-IA, Class D, 3.731%, 4/20/25(9)(12)	400	386,082
Babson CLO, Ltd., Series 2013-IA, Class E, 4.631%, 4/20/25(9)(12)	250	225,586
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(9)(12)	525	520,270
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(9)(12)	525	474,733
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.433%, 10/15/26(9)(12)	2,000	1,856,496
Cent CLO, LP, Series 2014-22A, Class D, 5.533%, 11/7/26(9)(12)	1,000	917,504
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.978%, 7/17/19(9)(12)	750	747,769
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.881%, 4/21/25(9)(12)	2,925	2,801,164
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class A3L, 2.932%, 8/15/25(9)(12)	1,500	1,448,742
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B1L, 3.432%, 8/15/25(9)(12)	640	598,988
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B2L, 4.132%, 8/15/25(9)(12)	430	364,216
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.931%, 4/20/25(9)(12)	450	437,493

Security	Principal Amount (000’s omitted)	Value

Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.731%, 4/20/25(9)(12)	$500	$479,315
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.978%, 7/17/25(9)(12)	1,025	991,873
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.578%, 7/17/25(9)(12)	1,025	958,110
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.728%, 7/17/25(9)(12)	1,225	1,080,170
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.482%, 11/8/24(9)(12)	1,750	1,746,008
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.233%, 10/17/26(9)(10)(12)	2,000	1,696,400

Total Asset-Backed Securities (identified cost $27,077,440)		$26,591,583

Common Stocks — 0.7%

Security	Shares	Value

Aerospace and Defense — 0.0%(11)
IAP Worldwide Services, LLC(3)(14)(17)	58	$55,027

		$55,027

Automotive — 0.1%
Dayco Products, LLC(14)	20,780	$846,785

		$846,785

Building and Development — 0.1%
Panolam Holdings Co.(3)(17)(18)	280	$245,885

		$245,885

Food Service — 0.0%(11)
Buffets Restaurants Holdings, Inc.(3)(14)(17)	50,495	$20,703

		$20,703

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(14)(17)	37,016	$605,212

		$605,212

Publishing — 0.4%
ION Media Networks, Inc.(3)(14)	4,429	$1,488,808
MediaNews Group, Inc.(14)(17)	29,104	974,986

		$2,463,794

Total Common Stocks (identified cost $2,009,292)		$4,237,406

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(11)

Security	Shares	Value

Oil and Gas — 0.0%(11)
SemGroup Corp., Escrow Certificate(17)	605,000	$12,100

Total Miscellaneous (identified cost $0)		$12,100

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(19)	$22,089	$22,089,287

Total Short-Term Investments (identified cost $22,089,287)		$22,089,287

Total Investments — 162.9% (identified cost $1,032,730,303)		$1,019,647,006

Less Unfunded Loan Commitments — (0.3)%		$(1,736,843)

Net Investments — 162.6% (identified cost $1,030,993,460)		$1,017,910,163

Notes Payable — (47.9)%		$(300,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.8)%		$(80,000,000)

Other Assets, Less Liabilities — (1.9)%		$(12,009,927)

Net Assets Applicable to Common Shares — 100.0%		$625,900,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	–	Debtor In Possession
PIK	–	Payment In Kind
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $63,727,612 or 10.2% of the Trust’s net assets applicable to common shares.

(10)	When-issued security.

(11)	Amount is less than 0.05%.

(12)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2014.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.
(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Defaulted matured security.

(17)	Non-income producing security.

(18)	Restricted security (see Note 7).

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014.

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2014
Unaffiliated investments, at value (identified cost, $1,008,904,173)	$995,820,876
Affiliated investment, at value (identified cost, $22,089,287)	22,089,287
Cash	3,666,509
Restricted cash*	930,000
Foreign currency, at value (identified cost, $815,607)	813,513
Interest receivable	5,957,406
Interest receivable from affiliated investment	5,002
Receivable for investments sold	2,136,952
Receivable for open forward foreign currency exchange contracts	981,340
Deferred offering costs	172,132
Prepaid upfront fees on variable rate term preferred shares	139,541
Prepaid expenses	38,716
Total assets	$1,032,751,274

Liabilities
Notes payable	$300,000,000
Variable rate term preferred shares, at liquidation value	80,000,000
Cash collateral due to broker	930,000
Payable for investments purchased	19,137,667
Payable for when-issued securities	5,594,400
Payable for open forward foreign currency exchange contracts	2,843
Payable to affiliates:
Investment adviser fee	620,401
Trustees’ fees	7,605
Interest expense and fees payable	401,942
Accrued expenses	156,180
Total liabilities	$406,851,038
Net assets applicable to common shares	$625,900,236

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	744,438,464
Accumulated net realized loss	(106,601,939)
Accumulated distributions in excess of net investment income	(151,666)
Net unrealized depreciation	(12,183,260)
Net assets applicable to common shares	$625,900,236

Net Asset Value Per Common Share
($625,900,236 ÷ 39,863,690 common shares issued and outstanding)	$15.70

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2014
Interest and other income	$24,029,233
Dividends	245,423
Interest allocated from affiliated investment	13,144
Expenses allocated from affiliated investment	(1,636)
Total investment income	$24,286,164

Expenses
Investment adviser fee	$3,815,045
Trustees’ fees and expenses	23,443
Custodian fee	185,914
Transfer and dividend disbursing agent fees	9,181
Legal and accounting services	96,422
Amortization of deferred offering costs	82,438
Printing and postage	57,106
Interest expense and fees	2,493,514
Miscellaneous	72,608
Total expenses	$6,835,671
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$6,835,665

Net investment income	$17,450,499

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,080,065)
Investment transactions allocated from affiliated investment	58
Foreign currency and forward foreign currency exchange contract transactions	3,668,841
Net realized gain	$1,588,834
Change in unrealized appreciation (depreciation) —
Investments	$(17,493,282)
Foreign currency and forward foreign currency exchange contracts	854,991
Net change in unrealized appreciation (depreciation)	$(16,638,291)

Net realized and unrealized loss	$(15,049,457)

Net increase in net assets from operations	$2,401,042

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
From operations —
Net investment income	$17,450,499	$35,402,265
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	1,588,834	2,999,730
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(16,638,291)	(8,815,563)
Net increase in net assets from operations	$2,401,042	$29,586,432
Distributions to common shareholders —
From net investment income	$(17,579,887)	$(38,486,213)
Total distributions to common shareholders	$(17,579,887)	$(38,486,213)
Capital share transactions —
Proceeds from shelf offering, net of offering costs (see Note 6)	$—	$2,694,229
Reinvestment of distributions to common shareholders	—	442,247
Net increase in net assets from capital share transactions	$—	$3,136,476

Net decrease in net assets	$(15,178,845)	$(5,763,305)

Net Assets Applicable to Common Shares
At beginning of period	$641,079,081	$646,842,386
At end of period	$625,900,236	$641,079,081

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(151,666)	$(22,278)

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2014
Net increase in net assets from operations	$2,401,042
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(176,875,045)
Investments sold and principal repayments	172,834,056
Increase in short-term investments, net	(4,912,750)
Net amortization/accretion of premium (discount)	(488,055)
Amortization of offering costs and prepaid upfront fees on variable rate term preferred shares	149,288
Increase in restricted cash	(870,000)
Increase in interest receivable	(122,519)
Increase in interest receivable from affiliated investment	(3,465)
Increase in receivable for open forward foreign currency exchange contracts	(765,306)
Decrease in prepaid expenses	1,298
Increase in cash collateral due to broker	930,000
Decrease in payable for open forward foreign currency exchange contracts	(139,398)
Decrease in payable to affiliate for investment adviser fee	(30,120)
Increase in payable to affiliate for Trustees’ fees	399
Decrease in interest expense and fees payable	(6,011)
Decrease in accrued expenses	(49,866)
Decrease in unfunded loan commitments	(550,758)
Net change in unrealized (appreciation) depreciation from investments	17,493,282
Net realized loss from investments	2,080,065
Net cash provided by operating activities	$11,076,137

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(17,579,887)
Net cash used in financing activities	$(17,579,887)

Net decrease in cash*	$(6,503,750)

Cash at beginning of period(1)	$10,983,772

Cash at end of period(1)	$4,480,022

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$2,432,675

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,663).

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2014		Year Ended May 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$16.080		$16.300	$15.510	$15.900	$14.880	$11.390

Income (Loss) From Operations
Net investment income(1)	$0.438		$0.889	$1.058	$1.034	$0.991	$1.008
Net realized and unrealized gain (loss)	(0.377)		(0.145)	0.707	(0.368)	1.082	3.468
Distributions to APS shareholders —
From net investment income(1)	—		—	(0.024)	(0.032)	(0.033)	(0.044)
Discount on redemption and repurchase of APS(1)	—		—	0.036	—	—	—

Total income from operations	$0.061		$0.744	$1.777	$0.634	$2.040	$4.432

Less Distributions to Common Shareholders
From net investment income	$(0.441)		$(0.966)	$(1.041)	$(1.024)	$(1.020)	$(0.942)

Total distributions to common shareholders	$(0.441)		$(0.966)	$(1.041)	$(1.024)	$(1.020)	$(0.942)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$0.002	$0.054	$—	$—	$—

Net asset value — End of period (Common shares)	$15.700		$16.080	$16.300	$15.510	$15.900	$14.880

Market value — End of period (Common shares)	$14.240		$15.180	$16.680	$15.790	$16.390	$14.350

Total Investment Return on Net Asset Value(2)	0.62	%(3)	4.87%	12.15%	4.43%	14.13%	40.07%

Total Investment Return on Market Value(2)	(3.33	)%(3)	(3.19)%	12.66%	3.13%	21.99%	48.94%

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Six Months Ended November 30, 2014		Year Ended May 31,
	(Unaudited)		2014	2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$625,900		$641,079	$646,842		$582,011		$595,890		$556,611
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(5)	1.37	%(6)	1.36%	1.38	%(4)	1.28	%(4)	1.22	%(4)	1.15	%(4)
Interest and fee expense(7)	0.78	%(6)	0.77%	0.66%		0.58%		0.65%		0.59%
Total expenses	2.15	%(6)	2.13%	2.04	%(4)	1.86	%(4)	1.87	%(4)	1.74	%(4)
Net investment income	5.49	%(6)	5.50%	6.61	%(4)	6.73	%(4)	6.43	%(4)	7.20	%(4)
Portfolio Turnover	17	%(3)	35%	47%		38%		50%		43%
Senior Securities:
Total notes payable outstanding (in 000’s)	$300,000		$300,000	$290,000		$260,000		$238,000		$238,000
Asset coverage per $1,000 of notes payable(8)	$3,353		$3,404	$3,506		$3,546		$3,840		$3,675
Total preferred shares outstanding(9)	800		800	800		3,200		3,200		3,200
Asset coverage per preferred share(9)(10)	$264,711		$268,705	$274,822		$67,796		$71,848		$68,760
Involuntary liquidation preference per preferred share(9)(11)	$100,000		$100,000	$100,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)(11)	$100,000		$100,000	$100,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to variable rate term preferred shares and the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)	Preferred shares represent variable rate term preferred shares as of November 30, 2014 and May 31, 2014 and 2013 and APS as of May 31, 2012, 2011 and 2010.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 265%, 269%, 275%, 271%, 287% and 275% at November 30, 2014, and May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (variable rate term preferred shares and auction preferred shares, as applicable) and borrowings are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.85%	0.85%	0.89%	0.81%	0.78%	0.73%
Interest and fee expense	0.49%	0.49%	0.42%	0.37%	0.42%	0.38%
Total expenses	1.34%	1.34%	1.31%	1.18%	1.20%	1.11%
Net investment income	3.43%	3.46%	4.23%	4.28%	4.14%	4.61%

APS – Auction Preferred Shares

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

33

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2014, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

34

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

M  Interim Financial Statements — The interim financial statements relating to November 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2014. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

The VRTP Shares are a form of preferred shares that represent stock of the Trust. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a mandatory redemption date of December 18, 2015, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.45% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Trust in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the mandatory redemption date of the VRTP Shares. In connection with the issuance of VRTP Shares, the Trust paid an initial upfront fee to the Conduit of $400,000 which is being amortized to interest expense and fees over a period of three years. The unamortized amount as of November 30, 2014 is presented as prepaid upfront fees on VRTP shares on the Statement of Assets and Liabilities. The carrying amount of the VRTP Shares at November 30, 2014 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2014.

The average liquidation preference of the VRTP Shares during the six months ended November 30, 2014 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2014 was 1.65%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2014 were $671,658 and 1.67%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2014, the Trust, for federal income tax purposes, had a capital loss carryforward of $107,490,738 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2017 ($49,801,596), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975) and its character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

35

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,031,851,763

Gross unrealized appreciation	$7,568,862
Gross unrealized depreciation	(21,510,462)

Net unrealized depreciation	$(13,941,600)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2014, the Trust’s investment adviser fee totaled $3,815,045. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $182,670,997 and $170,569,525, respectively, for the six months ended November 30, 2014.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2014. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended May 31, 2014 were 27,348.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2014 and the year ended May 31, 2014.

Pursuant to a registration statement filed with and declared effective on January 17, 2013 by the SEC, the Trust is authorized to issue up to an additional 3,755,456 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended November 30, 2014, there were no shares sold by the Trust pursuant to its shelf offering. During the year ended May 31, 2014, the Trust sold 162,985 common shares and received proceeds (net of offering costs) of $2,694,229 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $63,917.

7  Restricted Securities

At November 30, 2014, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights

36

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

(exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$245,885

Total Restricted Securities			$153,860	$245,885

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/31/14	British Pound Sterling 7,092,069	United States Dollar 11,547,768	Goldman Sachs International	$471,683	$—	$471,683
12/31/14	Euro 6,707,653	United States Dollar 8,516,372	HSBC Bank USA, N.A.	174,485	—	174,485
12/31/14	United States Dollar 510,413	British Pound Sterling 325,000	State Street Bank and Trust Company	—	(2,843)	(2,843)
1/30/15	British Pound Sterling 2,762,423	United States Dollar 4,454,628	HSBC Bank USA, N.A.	141,391	—	141,391
1/30/15	Euro 6,320,812	United States Dollar 7,999,019	State Street Bank and Trust Company	136,257	—	136,257
2/27/15	British Pound Sterling 3,000,619	United States Dollar 4,710,189	JPMorgan Chase Bank, N.A.	26,161	—	26,161
2/27/15	Canadian Dollar 684,338	United States Dollar 607,517	State Street Bank and Trust Company	10,294	—	10,294
2/27/15	Euro 7,051,338	United States Dollar 8,794,619	Goldman Sachs International	21,069	—	21,069

				$981,340	$(2,843)	$978,497

At November 30, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $2,843. At November 30, 2014, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at November 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$981,340	(1)	$(2,843	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for assets and pledged by the Trust for liabilities as of November 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$492,752	$—	$—	$(492,752)	$—
HSBC Bank USA, N.A.	315,876	—	(195,652)	—	120,224
JPMorgan Chase Bank, N.A.	26,161	—	—	—	26,161
State Street Bank and Trust Company	146,551	(2,843)	—	—	143,708

	$981,340	$(2,843)	$(195,652)	$(492,752)	$290,093

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(2,843)	$2,843	$—	$—	$—

	$(2,843)	$2,843	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$3,821,769	(1)	$904,704	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2014, which is indicative of the volume of this derivative type, was approximately $55,129,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $310 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Trust also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2014 totaled $1,456,375 and are included in interest expense and fees on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2014, the Trust had borrowings outstanding under the Agreement of $300,000,000 at an interest rate of 0.21%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at November 30, 2014. For the six months ended November 30, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $300,000,000 and 0.20%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$891,142,654	$532,323	$891,674,977
Corporate Bonds & Notes	—	73,221,021	83,789	73,304,810
Asset-Backed Securities	—	26,591,583	—	26,591,583
Common Stocks	605,212	1,821,771	1,810,423	4,237,406
Miscellaneous	—	12,100	—	12,100
Short-Term Investments	—	22,089,287	—	22,089,287

Total Investments	$605,212	$1,014,878,416	$2,426,535	$1,017,910,163

Forward Foreign Currency Exchange Contracts	$—	$981,340	$—	$981,340

Total	$605,212	$1,015,859,756	$2,426,535	$1,018,891,503

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,843)	$—	$(2,843)

Total	$—	$(2,843)	$—	$(2,843)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2014 is not presented.

At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2014, Trust records indicate that there are 11 registered shareholders and approximately 21,725 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739 11.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 12, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 12, 2015